Segment Information - Financial Segment Information for Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Revenue
Revenue	$ 23,517,064	$ 765,280	$ 27,400,035	$ 23,011,381
Operating profit (loss)	3,216,679	104,676	5,562,389	3,566,502
Depreciation expenses	(4,751,902)		(4,634,112)	(4,175,519)
Share of profit (loss) of associates	453,715	14,765	625,733	(147,329)
Interest income	57,199	$ 1,861	9,980	27,778
Interest expense	(142,439)		(120,998)	(162,400)
Purchase of property, plant and equipment	4,918,482		6,552,702	4,133,615
External [member]
Revenue
Revenue			27,400,035	23,011,381
Operating segments [member] | Testing [member]
Revenue
Revenue	5,243,997		5,899,600	5,002,730
Operating profit (loss)	1,253,477		1,814,021	1,333,682
Depreciation expenses	(1,042,455)		(921,999)	(853,829)
Purchase of property, plant and equipment	1,086,682		1,841,359	887,204
Operating segments [member] | Testing [member] | External [member]
Revenue
Revenue	5,243,997		5,899,600	5,002,730
Operating segments [member] | Assembly [member]
Revenue
Revenue	6,705,898		7,963,714	6,001,964
Operating profit (loss)	(93,585)		857,304	67,730
Depreciation expenses	(694,835)		(576,138)	(523,341)
Purchase of property, plant and equipment	957,790		1,553,475	803,693
Operating segments [member] | Assembly [member] | External [member]
Revenue
Revenue	6,705,898		7,963,714	6,001,964
Operating segments [member] | LCDD [member]
Revenue
Revenue	7,288,642		8,211,099	7,023,003
Operating profit (loss)	1,795,741		2,336,394	1,687,986
Depreciation expenses	(2,505,297)		(2,579,150)	(2,213,504)
Purchase of property, plant and equipment	2,677,489		2,748,697	2,143,401
Operating segments [member] | LCDD [member] | External [member]
Revenue
Revenue	7,288,642		8,211,099	7,023,003
Operating segments [member] | Bumping [member]
Revenue
Revenue	4,278,527		5,325,622	4,983,684
Operating profit (loss)	268,159		561,642	487,323
Depreciation expenses	(500,863)		(549,020)	(578,890)
Purchase of property, plant and equipment	196,521		408,751	298,834
Operating segments [member] | Bumping [member] | External [member]
Revenue
Revenue	4,278,527		5,325,622	4,983,684
Operating segments [member] | Others [member]
Revenue
Revenue	50,600		43,808	39,646
Operating profit (loss)	(6,821)		(6,987)	(10,230)
Depreciation expenses	(8,452)		(7,805)	(5,955)
Share of profit (loss) of associates	884,555		1,211,177	(320,578)
Interest income	57,199		9,980	27,778
Interest expense	(142,439)		(120,998)	(162,400)
Purchase of property, plant and equipment			420	483
Operating segments [member] | Others [member] | Intersegment [member]
Revenue
Revenue	50,600		43,808	39,646
Elimination [member]
Revenue
Revenue	(50,600)		(43,808)	(39,646)
Operating profit (loss)	(292)		15	11
Share of profit (loss) of associates	(430,840)		(585,444)	173,249
Elimination [member] | Intersegment [member]
Revenue
Revenue	$ (50,600)		(43,808)	$ (39,646)
Continuing operations [member]
Revenue
Interest income			$ 9,980